PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,764		Rp 1,585	Rp 1,680
Defined benefit actuarial gain (loss) - net	(1,389)	$ (90)	1,464	1,955
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 22		Rp 25	Rp 23
Discount rate	6.50%	6.50%	6.75%	6.25%